Exhibit 99.1

Table for Form ABS 15Ga-1 (Repurchase reporting)(1)
Depositor: Impac Secured Assets Corp.
Name of Issuing Entity			Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand(2)			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute(3)			Demand Withdrawn			Demand Rejected(4)
(a) shelf	(a) series	(a) CIK #	(b)	(c)	(#) (d)	($) (e)	(% of principal balance) (f)	(#)(g)	($) (h)	(% of principal balance) (i)	(#)(j)	($) (k)	(% of principal balance) (l)	(#)(m)	($) (n)	(% of principal balance) (o)	(#)(p)	($) (q)	(% of principal balance) (r)	(#)(s)	($) (t)	(% of principal balance) (u)	(#)(v)	($) (w)	(% of principal balance) (x)
Residential Mortgage-Backed Securities

Impac Real Estate Asset Trust 2006-SD1	2006-SD1	Not applicable		The Impac Funding Corporation			100.00%	2	unknown	unknown	0	$0.00	0.00%	0	$0.00	0.00%	1	$0.00	0.00%	0	$0.00	0.00%	1
Total							100.00%	2	unknown	unknown	0	$0.00	0.00%	0	$0.00	0.00%	1	$0.00	0.00%	0	$0.00	0.00%	1
											0
Total of all Issuing Entities							100.00%	2			0	$0.00	0.00%	0	$0.00	0.00%	1	$0.00	0.00%	0	$0.00	0.00%	1

(1)	While we have attempted to gather all of the information required by this Form ABS-15G and Rule 15Ga-1 (the “Reportable Information") we cannot be certain that we have obtained all applicable Reportable Information since, among other things, some entities that have the obligation to enforce repurchase obligations (the "Demand Entities") are no longer in existence, some of the Demand Entities that are still in existence have not responded to our request for Reportable Information, some Demand Entities have not agreed to provide Reportable Information or may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). The information in this Form ABS-15G has not been verified by any third party.
(2)	Assets included in “Assets That Were Subject of Demand” includes only assets where a demand was made during the reporting period, and includes such assets whether or not the demand was resolved during the reporting period. The outstanding principal balance of each asset in these columns (and all columns to the right) is based on: the end of the reporting period or the most recent balance available for assets that remain in the pool at that time; or the latest balance reported if the asset was liquidated or removed from the pool prior to the end of the reporting period.
(3)	"Demand in Dispute" shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review.
(4)	“Demand Rejected” shows assets where a repurchase demand has been rejected by the securitizer, or by any other party that would be obligated to repurchase the asset if the claim was valid.